Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes
16.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at the rate of 16.5% on its activities conducted in Hong Kong and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

16.	Income Taxes (Continued)

Mainland China

The Company’s subsidiaries and VIE and its subsidiaries in mainland China are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which has been effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Shanghai Xunmeng Information Technology Co., Ltd., a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) and was eligible for a preferential tax rate of 15% from 2018 to 2023. Walnut Street (Shanghai) Information Technology Co., Ltd., a subsidiary of the Company, was recognized as HNTE and was eligible for a preferential tax rate of 15% from 2021 to 2023.

Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd., a subsidiary of the Company established in April 2018, located in Qianhai District, Shenzhen, Guangdong Province, was eligible for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in Qianhai District which operate in certain encouraged industries, from 2014 to 2025.

Dividends, interests, rent or royalties payable by the Company’s mainland China subsidiaries, to non-mainland China resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-mainland Chinese resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with mainland China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s profit before income taxes consisted of:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Non-PRC	(6,330,398)	(7,902,201)	(1,495,542)	(210,643)
PRC	16,032,653	44,165,930	73,371,990	10,334,229
	9,702,255	36,263,729	71,876,448	10,123,586

The Group’s income taxes consisted of:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax	1,933,798	5,754,253	11,048,804	1,556,191
Deferred income tax (benefit)/expense	(213)	(1,028,586)	801,100	112,833
	1,933,585	4,725,667	11,849,904	1,669,024

16.	Income Taxes (Continued)

Reconciliation of difference between the statutory income tax rate and the Group’s effective tax rate for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the years ended December 31,
	2021	2022	2023
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of different tax rates in different jurisdictions	15.7%	5.6%	(4.4)%
Tax effect of preferential tax rates	(14.8)%	(12.3)%	(4.2)%
Tax effect of non-deductible expenses	1.6%	0.9%	0.4%
Tax effect of non-taxable income	(1.4)%	(0.3)%	(0.0)%
Tax effect of tax rate changes on deferred taxes	0.5%	1.5%	0.2%
Tax effect of additional deduction of research and development expenses	(2.3)%	(1.2)%	(1.0)%
Change in valuation allowance	(4.4)%	(6.2)%	0.5%
Effective tax rate	19.9%	13.0%	16.5%

The significant components of the Group’s deferred tax balances were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,472,388	740,304	104,270
Carryforwards of non-deductible advertising expenses and donations	79,608	346,089	48,746
Others	58,994	156,199	22,000
Less: valuation allowance	(531,313)	(860,933)	(121,260)
Total deferred tax assets	1,079,677	381,659	53,756
Total deferred tax liabilities	(47,672)	(170,750)	(24,050)

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2022 and 2023, management recorded full valuation allowance against deferred tax assets in entities that were in a cumulative loss with no forecast profits in the foreseeable future.

As of December 31, 2022 and 2023, the Group had taxable losses of RMB5,744,189 and RMB2,244,328 (US$316,107) derived from entities in mainland China, which can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTEs in 2023 and thereafter. The mainland China taxable loss will expire from December 31, 2024 to 2032 if not utilized. The tax losses in Hong Kong can be carried forward with no expiration date.

The Group plans to indefinitely reinvest a majority of its undistributed earnings. As of December 31, 2022 and 2023, the determination of the associated withholding tax is not practicable.

16.	Income Taxes (Continued)

As of December 31, 2022 and 2023, the Group did not have significant unrecognized tax benefit, all of which were presented on a net basis against the deferred tax assets related to tax loss carry forwards in the consolidated balance sheets. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.

For the years ended December 31, 2021, 2022 and 2023, no interest expenses were accrued in relation to the unrecognized tax benefit. As of December 31, 2022 and 2023, there were no accumulated interest expenses recorded in unrecognized tax benefit.

As of December 31, 2023, the tax years ended December 31, 2018 through period ended as of the reporting dates for mainland China subsidiaries remain open to examination by the PRC tax authorities.